3.Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
3.	Summary of Significant Accounting Policies

Cash and Cash Equivalents

Viking considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents.

Financial Instruments

The Company’s financial instruments as of December 31, 2011 and 2010 consist primarily of cash and cash equivalents, accounts receivable and accounts payable. The recorded values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values based on their short-term nature.

Concentration Risk

Financial instruments which potentially subject Viking to concentration of credit risk consist primarily of accounts receivable and cash and cash equivalents. In the normal course of business, Viking provides credit terms to its customers. Accordingly, Viking performs ongoing credit evaluations of its customers and maintains allowances for possible losses which, when realized, have been within the range of management’s expectations.  The Company had accounts receivable due from four customers representing greater than 10% of total accounts receivable at December 31, 2011 representing amounts due to the Company of $299,000, $215,490, $165,608 and $130,908. The Company had accounts receivable from two additional customers, neither of which accounted for greater than 10% of total accounts receivable, that totaled to $208,134, or 18.0 % of total accounts receivable at December 31, 2011. Viking had accounts receivable due from two customers representing greater than 10% of total accounts receivable at December 31, 2010, in amounts of $339,120 and $106,000

Viking maintains its cash and cash equivalents in deposit accounts, some of which may at times be uninsured or may exceed the current Federal Deposit Insurance Corporation insurance limits.  Viking has not experienced any losses in such accounts.

Accounts Receivable

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Specific reserves are estimated by management based on certain assumptions and variables, including the customer’s financial condition, age of the customer’s receivables, and changes in payment histories. As of December 31, 2011 and December 31, 2010, no allowance for doubtful accounts receivable was considered necessary.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the standard cost which approximates the weighted average method. Work-in-process and finished goods are stated at the lower of cost or market. Viking reduces the stated value of its inventory for obsolescence or impairment in an amount equal to the difference between the cost of the inventory and the estimated market value, based upon assumptions about future demand and market conditions. If actual future demand or market conditions are less favorable than those projected by management, additional reductions in stated value may be required.

Impairment of Long Lived Assets and Intangible Assets with Finite Lives

Property and equipment and intangible assets with finite lives are amortized using the straight line method over their estimated useful lives.  These assets are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Conditions that would indicate impairment and trigger an assessment include, but are not limited to, a significant adverse change in the legal factors or business climate that could affect the value of an asset, an adverse action or assessment by a regulator or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. If, upon assessment, the carrying amount of an asset exceeds its estimated fair value, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value of the asset. At December 31, there was no evidence of impairment of long-lived assets.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the useful lives of the assets, which range from one to four years. Expenditures for maintenance and repairs are expensed when incurred and betterments are capitalized. Gains and losses on sale of property and equipment are reflected in operations.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments, and are evaluated to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Revenue Recognition

The Company’s revenues are derived from the sale of surgical visualization technology products to end users, distributors and original equipment manufacturers. Revenue from the sale of products is recognized when evidence of an arrangement exists, the product has been shipped, the selling price is fixed or determinable, collection is reasonably assured and when both title and risk of loss transfer to the customer, provided that no significant obligations remain.  The significant terms of the Company’s sales arrangements typically include upfront payments or credit terms not to exceed 60 days depending upon the credit worthiness of the customer.  The arrangements do not include right of return or price concessions and the Company’s post shipment obligations typically are limited to standard warranty for product defects.

For the sale of products and services as part of a multiple-element arrangement, the Company allocates revenue from multiple-element arrangements to the elements based on the relative fair value of each element with stand-alone value. Revenue associated with undelivered elements is deferred and recorded when delivery occurs.

Shipping and Handling Costs

Shipping and handling costs are classified as selling and marketing expenses.  For the years ended December 31, 2011 and 2010, shipping and handling expense was $68,909 and $38,363, respectively.

Income Taxes

Viking accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized against deferred tax assets when it is more likely than not that the assets will not be realized.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Loss Per Common and Common Share Equivalent

The computation of basic and diluted loss per common share is computed using the weighted average number of common shares outstanding during the year.

Due to the net losses for the years ended December 31, 2011 and 2010, potentially dilutive securities have been excluded in the calculation of diluted loss per share because their inclusion would be anti-dilutive. Accordingly, basic and diluted loss per share are the same for each respective year.

The following potentially dilutive common shares were excluded from the calculation of diluted net loss per common share because their effect was anti-dilutive for the periods presented:

	Years Ended December 31,
	2011	2010

Warrants	29,864,794	20,888,131
Stock Options	11,282,920	9,182,920
Total	41,147,714	30,071,051

Stock-Based Compensation

The Company uses the Black-Scholes option valuation model to estimate the fair value of its stock options at the date of grant. The Black-Scholes option valuation model requires the input of subjective assumptions to calculate the value of stock options. The Company uses historical data among other information to estimate the expected price volatility, the expected annual dividend, the expected option life and the expected forfeiture rate. The grant date estimated fair value is recognized over the period during which an employee is required to provide service in exchange for the award, which is generally the option vesting period.

Reclassifications

Certain reclassifications have been made to prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.